Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Borrowing costs [abstract]
Summary of Bonds

At origin (10/16/2017) :
Number of bonds	6,081,081
Nominal amount of the loan	179,999,997.60€
Nominal unit value of the bonds	29.60€
Conversion / exchange premium	30%
To GENFIT's reference share price :
22.77€
Annual nominal interest rate	3.5%
Payable semi-annually in arrears
Annual nominal interest rate	7.2%
Offering	10/16/2017
At par
Redemption	10/16/2022
Redemption prior to maturity at the option of the Company from
11/6/2020
if the arithmetic volume-weighted average price of
GENFIT's listed share price and the then prevailing conversion ratio over a
20
trading period exceeds
150%
of the nominal value of the OCEANEs.
After OCEANEs buyback :
Number of bonds	3,185,821
Nominal amount of the loan	94,300,301.60€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 06/30/2022 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%

Summary of Convertible Loans

Convertible loans - Total	As of
(in € thousands)	2021/12/31	2022/06/30
Convertible loans	48,097	49,175
TOTAL	48,097	49,175

Convertible loans - Current	As of
(in € thousands)	2021/12/31	2022/06/30
Convertible loans	415	415
TOTAL	415	415

Convertible loans - Non current	As of
(in € thousands)	2021/12/31	2022/06/30
Convertible loans	47,682	48,760
TOTAL	47,682	48,760

Other Loans and Borrowings

Note 12.2	Breakdown of Other Loans and Borrowings

Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2021/12/31	2022/06/30
Refundable and conditional advances	3,229	3,229
Bank loans	15,824	15,514
Obligations under leases	7,069	6,793
Accrued interests	16	33
Bank overdrafts	—	—
TOTAL	26,138	25,569

Other loans and borrowings - Current	As of
(in € thousands)	2021/12/31	2022/06/30
Refundable and conditional advances	—	—
Bank loans	667	782
Obligations under leases	1,089	1,015
Accrued interests	16	33
Other financial loans and borrowings	—	—
TOTAL	1,773	1,830

Other loans and borrowings - Non current	As of
(in € thousands)	2021/12/31	2022/06/30
Refundable and conditional advances	3,229	3,229
Bank loans	15,156	14,732
Obligations under leases	5,980	5,778
Accrued interests	—	—
Bank overdrafts	—	—
TOTAL	24,365	23,739

Summary of Refundable and Conditional Advances
The following table summarizes advances outstanding at December 31, 2022, and 2021.

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2022/06/30
(in € thousands)
BPI FRANCE - IT-DIAB	2008/12/23	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2021/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	2008/12/23	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Summary of Bank Loans
Bank loans consisted of the following as of December 31,2021:

Bank loans	Loan	Facility	Interest	Outstanding As of 2021/12/31	Installments	Outstanding As of 2021/12/31
(in € thousands)	date	size	rate
CDN 3	April 2016	500	0.72%	—	60 monthly	—
CDN 4	June 2017	600	0.36%	—	48 monthly	—
CDN 5	November 2018	500	0.46%	—	48 monthly	115
CIC 4	December 2016	265	0.69%	—	60 monthly	4
CIC 5	July 2017	1,000	0.69%	—	60 monthly	152
BNP 2	June 2016	500	0.80%	—	20 quarterly	—
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	105
BNP 4	April 2017	800	0.87%	—	60 monthly	217
AUTRES	-	—	0.00%	—	—	20
CDN PGE	June 2021	900	(*)	—	8 quaterly	900
CIC PGE	June 2021	2,200	(*)	—	8 quaterly	2,200
BNP PGE	June 2021	4,900	(*)	—	8 quaterly	4,900
NATIXIS PGE	June 2021	3,000	(*)	—	8 quaterly	3,000
BPI PGE	July 2021	2,000	1.85%	—	16 quaterly	2,000
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quaterly	2,250
TOTAL		20,465		—		15,864
(*) Rates not defined as of 31/12/2021
Bank loans consisted of the following as of June 30, 2022:

Bank loans	Loan	Facility	Interest	Available	Installments	Outstanding
	date	size	rate	as of		as of
(in € thousands)				2022/06/30		2022/06/30
CDN 3	April 2016	500	0.72%	—	60 monthly	—
CDN 4	June 2017	600	0.36%	—	48 monthly	—
CDN 5	November 2018	500	0.46%	—	48 monthly	53
CIC 4	December 2016	265	0.69%	—	60 monthly	—
CIC 5	July 2017	1,000	0.69%	—	60 monthly	51
BNP 2	June 2016	500	0.80%	—	20 quarterly	—
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	—
BNP 4	April 2017	800	0.87%	—	60 monthly	136
AUTRES	-	—	0.00%	—	—	19
CDN PGE	June 2021	900	1.36%	—	8 quaterly	900
CIC PGE	June 2021	2,200	0.75%	—	8 quaterly	2,200
BNP PGE	June 2021	4,900	0.45%	—	8 quaterly	4,900
NATIXIS PGE	June 2021	3,000	0.40%	—	8 quaterly	3,000
BPI PGE	July 2021	2,000	2.25%	—	16 quaterly	2,000
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quaterly	2,250
TOTAL		20,465		—		15,508

Summary of Maturities of Financial Liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2022/06/30	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	49,175	415	—	—	48,760	—	—
Bank loans	15,514	782	6,321	6,343	863	868	336
Leases	6,793	1,015	972	973	984	995	1,855
Accrued interests	33	33	—	—	—	—	—
TOTAL - Other loans and borrowings	71,515	2,245	7,292	7,316	50,607	1,864	2,191
TOTAL	74,744	2,245	7,292	7,316	50,607	1,864	5,420